Financial Instruments and Fair Value Disclosures (Details)	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) Derivative	Sep. 30, 2017 USD ($)	Dec. 31, 2019 USD ($) Derivative	Sep. 30, 2018 USD ($)	Nov. 22, 2019 USD ($)	Aug. 30, 2019 USD ($)
Derivative financial instruments [Abstract]
Gain on derivative financial instruments	$ 0	$ 475,530	$ 0	$ 0
Number of open derivative instruments | Derivative	0		0
Alpha Bank Financing [Member]
Long-term debt [Abstract]
Face amount			$ 11,000,000		$ 11,000,000
Thalassa [Member] | Alpha Bank Financing [Member]
Long-term debt [Abstract]
Face amount					$ 11,000,000
Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Long-term debt [Abstract]
Face amount			$ 5,000,000			$ 5,000,000